Consolidated Statements of Changes in Equity - CHF (SFr) SFr in Thousands	Share capital	Share premium	Treasury shares	Accumulated losses	Currency translation differences	Total
Balance, beginning of period at Dec. 31, 2022	SFr 1,797	SFr 431,323	SFr (124)	SFr (264,015)	SFr 10	SFr 168,991
Loss for the period				(54,233)		(54,233)
Other comprehensive income/(loss)				(1,669)	(61)	(1,730)
Total comprehensive loss, net of tax				(55,902)	(61)	(55,963)
Share-based payments				4,365		4,365
Proceeds from public offerings, net of underwriting fees, transaction costs and stamp duty	286	40,249				40,535
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs		2,631	19			2,650
Issuance of shares, net of transaction costs:
Restricted share awards	5	645		(645)		5
Exercise of options	1	59				60
Balance, end of period at Dec. 31, 2023	2,089	474,907	(105)	(316,197)	(51)	160,643
Loss for the period				(50,916)		(50,916)
Other comprehensive income/(loss)				(3,084)	46	(3,038)
Total comprehensive loss, net of tax				(54,000)	46	(53,954)
Share-based payments				5,470		5,470
Proceeds from public offerings, net of underwriting fees, transaction costs and stamp duty		103	1			104
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs	114		(114)
Issuance of shares, net of transaction costs:
Restricted share awards	23	3,489		(3,512)
Exercise of options	0	7				7
Balance, end of period at Dec. 31, 2024	2,226	478,506	(218)	(368,239)	(5)	112,270
Loss for the period				(70,447)		(70,447)
Other comprehensive income/(loss)				(1,353)	12	(1,341)
Total comprehensive loss, net of tax				(71,800)	12	(71,788)
Share-based payments				4,396		4,396
Issuance of shares, net of transaction costs:
Restricted share awards	26	3,352		(3,378)
Exercise of options	1	5				6
Balance, end of period at Dec. 31, 2025	SFr 2,253	SFr 481,863	SFr (218)	SFr (439,021)	SFr 7	SFr 44,884